Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2008 plaintiff item	Dec. 31, 2013	Dec. 31, 2006 plaintiff	Jan. 31, 2014 Subsequent Event [Member] item	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year					2014	2051
Operating lease adjustment period		5 years
Annual lease payments for land		$ 571
Annual lease payments for land due on aggregate remaining years		13,531
Estimated annual commitments to purchase water through the next five years		10,273
Aggregate amount of the commitments for the remaining years		28,548
Purchase Obligation Term		20 years
Estimated capital expenditures required next four years		4,200
Aggregate amount accrued for loss contingencies		11,342
Liability reserve		1,965
Amount probable of recovery through insurance		1,184
Number of plaintiffs			2
Number of additional plaintiffs	35
Number of additional homes	8
Proposed penalty related to sanitary overflows		254
Potential fines				$ 227
Number of water systems subject to potential fines				4